Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 9 — LEASES

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lease office space from third parties. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not have any finance lease during 2021, 2022 and 2023. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets represent the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ right to use the leased asset for the lease term and lease liabilities represent the obligation to make lease payments.

As of December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not enter into office space lease arrangements with lease term over 12 months. Accordingly the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted practical expedient and did not record right of use assets and lease liabilities as of December 31, 2022.

In the year of 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries entered into an office spaces lease agreement with four unrelated third parties under non-cancelable operating leases, with terms ranging between 24 months and 36 months. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries use the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries record the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The corporate office lease also requires the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to pay property management expenses which are included in the general and administrative expenses on the condensed consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries record operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2022	December 31, 2023
	RMB	RMB
Right of use assets	—	7,604,933

Operating lease liabilities, current	—	3,482,876
Operating lease liabilities, noncurrent	—	4,035,598
Total operating lease liabilities	—	7,518,474

For the years ended December 31, 2021, 2022 and 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries incurred operating lease expense of RMB 3,452,190, RMB 3,031,888 and RMB 1,940,818, respectively. The operating lease expenses were charged to general and administrative expenses.

Cash flow information related to leases consists of the following:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Operating cash payments for operating leases	3,031,888	1,801,311
Right-of-use assets obtained in exchange for operating lease liabilities	—	9,349,932

Other information about the Company’s leases is as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Weighted average remaining lease term (years)	—	2.37
Weighted average discount rate	4.20%	3.45%

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

Year ending December 31,	RMB
2024	3,305,400
2025	2,862,103
2026	1,741,143
2027	-
2028	-
Total lease payments	7,908,646
Less: Imputed interest	(390,171)
Present value of lease liabilities	7,518,474